                                                                        [LOGO]

                                                                [THE HARTFORD]

July 14, 2006

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE: Hartford Life Insurance Company-Separate Account Twelve ("Registrant")
    Post-Effective Amendment No. 6
    Registration Statement on Form S-6
    File No. 333-114404

Ladies and Gentlemen:

    Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above referenced Registration Statement filed on Form S-6.

    If you have any questions concerning this filing, please call me at (860) 843-8336.

Sincerely,

/s/ Shane E. Daly
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Shane E. Daly
Counsel

Enclosure